Note 2 - Summary of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Mortgage Servicing Rights ("MSRs") [Member]
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
As at December 31,
2021

Discount rate	11.4%
Conditional prepayment rate	4.4%